United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-3375

                      (Investment Company Act File Number)


                              Federated GNMA Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 1/31/06
                                     -------


                 Date of Reporting Period: Quarter ended 4/30/05
                              ---------------------







Item 1.           Schedule of Investments

FEDERATED GNMA TRUST
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

       Principal
        Amount                                                                                                     Value

                        MORTGAGE BACKED SECURITIES--96.3%
                        Government National Mortgage Association--96.3%(1)
 $    97,647,334        5.000%, 12/20/2032 - 6/20/2034                                                   $       97,707,598
      234,153,031   (2) 5.500%, 10/15/2032 - 5/15/2035                                                          238,588,127
      166,317,262   (2) 6.000%, 11/15/2023 - 5/15/2035                                                          171,686,904
      83,019,152        6.500%, 10/15/2023 - 9/15/2034                                                           87,185,454
      39,885,391        7.000%, 6/15/2027 - 11/20/2034                                                           42,423,091
      16,143,354        7.500%, 3/15/2007 - 9/15/2032                                                            17,415,145
       6,922,323        8.000%, 11/15/2027 - 8/15/2032                                                           7,529,733
        591,770         8.500%, 10/15/2029 - 3/15/2030                                                            643,989
                             TOTAL MORTGAGE BACKED
                             SECURITIES
                             (IDENTIFIED COST $648,177,291)                                                     663,180,041

                        U.S. TREASURY--2.6%
      18,000,000        United States Treasury Note, 3.750%, 3/31/2007 (IDENTIFIED COST $18,078,841)             18,036,540

                        REPURCHASE AGREEMENTS--15.2%
       7,948,000        Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital,
                        Inc., 2.970%, dated 4/29/2005 to be repurchased at $7,949,967 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities
                        to 3/15/2031, collateral market value $2,040,000,448                                     7,948,000
      48,000,000  (3,4) (Interest in $50,000,000 joint repurchase agreement with Morgan Stanley &
                        Co., Inc., 2.900%, dated 4/20/2005 to be repurchased at $48,112,133 on
                        5/19/2005, collateralized by  U.S. Government Agency Obligations and a U.S.
                        Treasury Agency Obligation with various maturities to 4/15/2034, collateral
                        market value $73,572,190                                                                 48,000,000
      48,500,000  (3,4) (Interest in $51,000,000 joint repurchase agreement with UBS Securities LLC,
                        2.900%, dated 4/20/2005 to be repurchased at $48,613,301on  5/19/2005, collateralized by U.S. Government Agency Obligations with various maturities
                        to 4/16/2035, collateral market value $52,534,533                                        48,500,000
                             TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                    104,448,000
                             TOTAL INVESTMENTS -
                             114.1%
                              (IDENTIFIED COST $770,704,132)(5)                                                 785,664,581
                             OTHER ASSETS AND LIABILITIES - NET - (14.1)%                                       (96,970,920)
                             TOTAL NET ASSETS - 100%                                                     $      688,693,661

===================================================================================================================
    1      Because of monthly principal payments, the average lives of the
           Government National Mortgage Association Modified Pass-Through
           Securities, (based upon Federal Housing Authority/Veterans
           Administration historical experience), are less than the stated
           maturities.
    2      All or a portion of these securities are subject to dollar-roll transactions. Information regarding dollar roll transactions for the
           Fund for the quarter ended April 30, 2005, was as follows:
           ---------------------------------------------------------------------------------------------------------
           ---------------------------------------------------------------------- ----------------------------------
           Maximum amount outstanding during the period                           $98,356,525
           ---------------------------------------------------------------------- ----------------------------------
           ---------------------------------------------------------------------- ----------------------------------
           Average amount outstanding during the period(1)                        $50,029,169
           ---------------------------------------------------------------------- ----------------------------------
           ---------------------------------------------------------------------- ----------------------------------
           Average shares outstanding during the period                           62,185,592
           ---------------------------------------------------------------------- ----------------------------------
           ---------------------------------------------------------------------- ----------------------------------
           Average debt per shares outstanding during the period                  $0.80
           ---------------------------------------------------------------------- ----------------------------------
           1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended April 30, 2005.
    3      Securities held as collateral for dollar-roll transactions.
    4      Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
    5      At April 30, 2005, the cost of investments for federal tax purposes was $770,704,132. The net unrealized appreciation of investments for federal tax purposes was $14,960,449. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,301,110 and net unrealized depreciation from investments for those securities having an excess of cost over value of $340,661.

Note:    The categories of investments are shown as a percentage of total net assets at April 30, 2005.

Investment Valuation
Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.






Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated GNMA Trust

By                /S/Richard J. Thomas, Principal Financial Officer


Date              June 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/J. Christopher Donahue, Principal Executive Officer


Date              June 22, 2005


By                /S/Richard J. Thomas, Principal Financial Officer


Date              June 22, 2005